Acquisitions - Fair Values of Assets and Liabilities of DSBI at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Assets:
Cash and deposits with banks		¥ 75,697,521	¥ 73,090,816	¥ 62,471,453
Intangible assets		596,570	615,829	591,650
All other assets		6,063,907	4,945,631
Total assets		248,160,847	235,024,987
Liabilities:
Total liabilities		235,379,155	222,748,837
Goodwill		¥ 396,279	¥ 203,891	¥ 243,827
Daiwa SB Investments Ltd [member]
Assets:
Cash and deposits with banks	¥ 22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284
Total assets	65,179
Liabilities:
Total liabilities	18,038
Net assets	47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets	(23,093)
Net assets acquired	24,048
Goodwill	17,022
Consideration	41,070
Consideration:
Fair value of total consideration transferred	959
Fair value of the equity interest in DSBI held before the acquisition	40,111
Total	41,070
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 9